PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2010	2011
Cost:

Land and buildings	$7,710	$7,540
Machinery and equipment	6,759	6,685
Motor vehicles	1,155	1,373
Promotional displays	2,064	2,113
Office furniture and equipment	3,242	3,249
Leasehold improvements	606	570

	21,536	21,530
Accumulated depreciation:

Buildings	3,324	3,606
Machinery and equipment	6,026	5,996
Motor vehicles	798	773
Promotional displays	1,928	1,928
Office furniture and equipment	2,536	2,595
Leasehold improvements	130	172

	14,742	15,070

Property and equipment, net	$6,794	$6,460

b.	Depreciation expenses amounted to $ 1,012, $ 970 and $ 1,171 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	For charges, see Note 11g.